Cover	Jun. 27, 2023
Document Information [Line Items]
Document Period End Date	Jun. 27, 2023
Document Type	8-K
Entity Registrant Name	iROBOT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36414
Entity Tax Identification Number	77-0259335
Entity Address, Address Line One	8 Crosby Drive
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	781
Local Phone Number	430-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	IRBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001159167
Amendment Flag	false
No Trading Symbol Flag